BORROWINGS - Supplemental information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of credit facilities [line items]
Beginning balance	$ 12,822
Net cash flows from financing activities	678	$ (475)	$ (288)
Ending balance	13,512	12,822
192 MW Hydro Portfolio
Disclosure of credit facilities [line items]
Adjustment	$ 185
Hydro power capacity (in MW) | MW	192
192 MW Hydro Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of credit facilities [line items]
Adjustment	$ 247
Non-recourse borrowings
Disclosure of credit facilities [line items]
Beginning balance	12,822	11,958
Net cash flows from financing activities	1,462	57
Non-cash, Acquisitions	0	475
Non-cash, Disposal	(362)	0
Non-cash, Other	(410)	332
Ending balance	13,512	12,822	$ 11,958
Net cash flow from financing activities related to tax equity	$ 51	$ (20)